UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10491

Nuveen Real Estate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRS

Nuveen Real Estate Income Fund
Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 140.3% (97.9% of Total Investments)

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 81.3% (56.8% of Total Investments)

	Diversified – 1.7% (1.2% of Total Investments)

143,600	Liberty Property Trust	$5,794,260

	Health Care – 8.8% (6.2% of Total Investments)

496,575	Senior Housing Properties Trust, (5)	11,277,218
131,400	Ventas Inc., (5)	9,280,782
138,281	Welltower Inc., (5)	10,339,270
	Total Health Care	30,897,270

	Hotels, Restaurants & Leisure – 4.6% (3.2% of Total Investments)

99,675	Chesapeake Lodging Trust	2,282,558
108,225	Hospitality Properties Trust	3,216,447
403,025	Host Hotels & Resorts Inc.	6,275,099
103,800	Pebblebrook Hotel Trust	2,761,080
73,550	RLJ Lodging Trust	1,546,757
	Total Hotels, Restaurants & Leisure	16,081,941

	Industrial – 4.6% (3.2% of Total Investments)

300,003	Prologis Inc., (5)	16,062,161

	Office – 12.4% (8.7% of Total Investments)

54,450	Alexandria Real Estate Equities Inc.	5,922,527
18,900	Boston Properties, Inc.	2,575,881
218,075	Douglas Emmett Inc.	7,988,087
166,700	Equity Commonwealth, (5)	5,037,674
205,475	Hudson Pacific Properties Inc., (5)	6,753,963
37,800	Kilroy Realty Corporation	2,621,430
121,735	Vornado Realty Trust, (5)	12,320,799
	Total Office	43,220,361

	Residential – 15.4% (10.8% of Total Investments)

240,050	American Homes 4 Rents, Class A	5,194,682
130,151	Apartment Investment & Management Company, Class A, (5)	5,975,232
68,588	AvalonBay Communities, Inc.	12,197,690
232,445	Equity Residential	14,953,187
26,788	Essex Property Trust Inc.	5,965,688
22,325	Mid-America Apartment Communities	2,098,327
31,400	Post Properties, Inc.	2,076,482
70,325	Sun Communities Inc.	5,519,106
	Total Residential	53,980,394

	Retail – 19.4% (13.5% of Total Investments)

127,800	Brixmor Property Group Inc.	3,551,562
317,150	CBL & Associates Properties Inc.	3,850,201
421,925	Developers Diversified Realty Corporation	7,354,153
29,050	Federal Realty Investment Trust	4,471,667
273,049	General Growth Properties Inc.	7,536,152
174,250	Kimco Realty Corporation	5,044,538
68,677	Macerich Company, (5)	5,553,909
45,760	Regency Centers Corporation	3,545,942
108,999	Simon Property Group, Inc., (5)	22,563,882
106,100	Weingarten Realty Trust, (5)	4,135,778
	Total Retail	67,607,784

NUVEEN	1

JRS	Nuveen Real Estate Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Shares	Description (1)			Value

	Specialized – 14.4% (10.0% of Total Investments)

32,550	Coresite Realty Corporation			$2,410,002
201,000	CubeSmart			5,479,260
42,250	CyrusOne Inc.			2,009,833
53,700	Digital Realty Trust Inc., (5)			5,215,344
28,875	Equinix Inc., (5)			10,402,219
46,125	Extra Space Storage Inc., (5)			3,662,786
63,600	Life Storage, Inc.			5,656,584
68,862	Public Storage, Inc., (5)			15,365,866
	Total Specialized			50,201,894
	Total Real Estate Investment Trust Common Stocks (cost $206,074,957)			283,846,065

Shares	Description (1)	Coupon	Ratings (2)	Value

	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 55.8% (38.9% of Total Investments)

	Diversified – 4.3% (3.0% of Total Investments)

163,599	PS Business Parks, Inc.	6.450%	BBB	$4,163,595
259,250	PS Business Parks, Inc.	6.000%	BBB	6,621,245
171,000	PS Business Parks, Inc.	5.750%	BBB	4,360,500
	Total Diversified			15,145,340

	Health Care – 4.2% (2.9% of Total Investments)

125,000	Sabra Health Care Real Estate Investment Trust	7.125%	BB–	3,312,500
17,450	Senior Housing Properties Trust	6.250%	BBB–	463,298
418,950	Welltower Inc.	6.500%	Baa2	10,892,700
	Total Health Care			14,668,498

	Hotels, Restaurants & Leisure – 3.0% (2.1% of Total Investments)

100,000	Ashford Hospitality Trust Inc.	8.450%	N/R	2,546,000
70,800	Hospitality Properties Trust	7.125%	BB+	1,796,196
11,800	Summit Hotel Properties Inc.	9.250%	N/R	298,894
179,450	Sunstone Hotel Investors Inc.	6.950%	N/R	4,784,137
37,025	Sunstone Hotel Investors Inc.	6.450%	N/R	960,799
	Total Hotels, Restaurants & Leisure			10,386,026

	Industrial – 0.9% (0.6% of Total Investments)

120,600	Terreno Realty Corporation	7.750%	BB	3,111,480

	Office – 14.0% (9.8% of Total Investments)

266,050	Alexandria Real Estate Equities Inc., Series B	6.450%	Baa3	6,802,898
32,750	Corporate Office Properties Trust	7.375%	BB	848,225
12,359	Highwoods Properties, Inc., Series A, (3)	8.625%	Baa3	15,850,417
34,100	Kilroy Realty Corporation	6.875%	Baa3	876,370
72,950	Kilroy Realty Corporation	6.375%	Baa3	1,893,053
213,700	SL Green Realty Corporation	6.500%	Ba1	5,639,543
221,700	Vornado Realty Trust	6.625%	BBB–	5,706,558
134,500	Vornado Realty Trust	6.625%	BBB–	3,466,065
311,850	Vornado Realty Trust	5.700%	BBB–	7,967,768
	Total Office			49,050,897

	Residential – 4.6% (3.2% of Total Investments)

241,275	American Homes 4 Rent	6.500%	N/R	6,458,931
293,100	Apartment Investment & Management Company	6.875%	BB	8,156,973
10,000	Equity Lifestyle Properties Inc.	6.750%	N/R	260,500
17,080	Post Properties, Inc., Series A	8.500%	Baa3	1,169,980
	Total Residential			16,046,384

	Retail – 20.9% (14.6% of Total Investments)

280,200	CBL & Associates Properties Inc.	7.375%	BB	7,007,802
73,275	DDR Corporation	6.500%	Baa3	1,873,642
54,225	DDR Corporation	6.250%	Baa3	1,413,646

2	NUVEEN

Shares	Description (1)	Coupon		Ratings (2)	Value

	Retail (continued)

596,800	General Growth Properties	6.375%		N/R	$15,457,119
139,800	National Retail Properties Inc.	6.625%		Baa2	3,590,064
12,300	Penn Real Estate Investment Trust	8.250%		N/R	315,372
212,483	Regency Centers Corporation	6.625%		Baa2	5,437,440
38,247	Regency Centers Corporation	6.000%		Baa2	986,773
24,900	Retail Properties of America	7.000%		BB	643,665
328,950	Saul Centers, Inc.	6.875%		N/R	8,631,648
3,169	Simon Property Group, Inc.	8.375%		BBB+	245,027
445,025	Taubman Centers Incorporated, Series K	6.250%		N/R	11,624,053
255,050	Taubman Centers Incorporated., Series J	6.500%		N/R	6,664,457
100,250	Urstadt Biddle Properties	7.125%		N/R	2,621,537
141,200	Urstadt Biddle Properties	6.750%		N/R	3,720,620
99,650	Washington Prime Group, Inc.	6.875%		Ba1	2,576,949
	Total Retail				72,809,814

	Specialized – 3.9% (2.7% of Total Investments)

30,200	CubeSmart	7.750%		Baa3	759,832
38,375	Digital Realty Trust Inc.	7.375%		Baa3	1,054,929
267,563	Public Storage, Inc., Series Y, (4)	6.375%		A3	7,481,061
167,000	Public Storage, Inc., Series S	5.900%		A3	4,246,810
	Total Specialized				13,542,632
	Total Real Estate Investment Trust Preferred Stocks (cost $184,427,096)				194,761,071

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 3.2% (2.2% of Total Investments)

	Office – 1.6% (1.1% of Total Investments)

$3,051	Corporate Office Properties LP	3.700%	6/15/21	BBB–	$3,158,493
2,308	Corporate Office Properties LP	3.600%	5/15/23	BBB–	2,307,635
5,359	Total Office				5,466,128

	Health Care – 1.3% (0.9% of Total Investments)

3,966	Senior Housing Properties Trust	6.750%	4/15/20	BBB–	4,369,814

	Retail – 0.3% (0.2% of Total Investments)

1,098	Brixmor Operating Partnership LP	3.875%	8/15/22	BBB–	1,151,072
$10,423	Total Corporate Bonds (cost $10,996,025)				10,987,014
	Total Long-Term Investments (cost $401,498,078)				489,594,150

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.0% (2.1% of Total Investments)

	REPURCHASE AGREEMENTS – 3.0% (2.1% of Total Investments)

$10,430	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $10,430,222, collateralized by $9,115,000 U.S. Treasury Bonds, 3.000%, due 11/15/45, value $10,641,763	0.030%	10/03/16		$10,430,196
	Total Short-Term Investments (cost $10,430,196)				10,430,196
	Total Investments (cost $411,978,274) – 143.3%				500,024,346
	Borrowings – (41.4)% (6), (7)				(144,450,000)
	Other Assets Less Liabilities – (1.9)% (8)				(6,605,437)
	Net Assets Applicable to Common Shares – 100%				$348,968,909

NUVEEN	3

JRS	Nuveen Real Estate Income Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Investments in Derivatives as of September 30, 2016

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Optional Termination Date	Termina tion Date	Value	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank, N.A.	$35,761,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	1/03/17	12/01/18	12/01/20	$(831,462)	$(1,148,650)
JP Morgan Chase Bank, N.A.	35,761,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	1/03/17	12/01/20	12/01/22	(1,776,966)	(2,242,484)
	$71,522,000								$(2,608,428)	$(3,391,134)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$283,846,065	$—	$—	$283,846,065
Real Estate Investment Trust Preferred Stocks	178,910,654	15,850,417	—	194,761,071
Corporate Bonds	—	10,987,014	—	10,987,014

Short-Term Investments:
Repurchase Agreements	—	10,430,196	—	10,430,196

Investments in Derivatives:
Interest Rate Swaps*	—	(3,391,134)	—	(3,391,134)
Total	$462,756,719	$33,876,493	$—	$496,633,212
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $418,767,351.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$90,656,530
Depreciation	(9,399,535)
Net unrealized appreciation (depreciation) of investments	$81,256,995

4	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of end of the reporting was $108,666,811.

(6)	Borrowings as a percentage of Total Investments is 28.9%.

(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period investments with a value of $332,340,197 have been pledged as collateral for borrowings.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

NUVEEN	5

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016